Allianz Life Insurance Company of North America

5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

November 2, 2001

VIA EDGAR

_________

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549


     RE:     Preferred Life Variable Account C
             File No.  33-26646
             ________________________________

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  Stewart D. Gregg
    ________________________________
          Stewart D. Gregg